SENIOR CONVERTIBLE PROMISSORY NOTES (Details Narrative) (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended						0 Months Ended		0 Months Ended		0 Months Ended			6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Mar. 30, 2012 Note Modification Agreement	Jun. 30, 2012 Note Modification Agreement	Feb. 23, 2012 Note Modification Agreement	Jun. 30, 2012 Senior Convertible Promissory Notes	Dec. 31, 2011 Senior Convertible Promissory Notes	Feb. 23, 2012 Senior Convertible Promissory Notes Platinum	Feb. 23, 2012 Senior Convertible Promissory Notes Lakewood	Mar. 30, 2012 Senior Convertible Note Assignee 1	Feb. 23, 2012 Senior Convertible Note Assignee 1	Mar. 30, 2012 Senior Convertible Note Assignee 2	Feb. 23, 2012 Senior Convertible Note Assignee 2	Mar. 30, 2012 Note Assignment and Assumption Agreement	Mar. 30, 2012 Note Assignment and Assumption Agreement Assignment 1	Mar. 30, 2012 Note Assignment and Assumption Agreement Assignment 2	Jun. 30, 2012 Relief Canyon Mine	Aug. 30, 2011 Relief Canyon Mine
Cash paid for acquisition																								$ 12,000,000
Senior Secured Convertible Promissory Notes issued for acquisition																								8,000,000
Senior Convertible Promissory Notes terms
The notes are joint and several obligations of the Company and Gold Acquisition and bore interest at a rate of 9% per annum with principal and interest payable on the first business day of each month commencing on the earlier of: (i) 3 months after the Company or Gold Acquisition begins producing or extracting gold from the Relief Canyon Mine or (ii) 18 months after the original date of issuance of the note (the “Commencement Date”). The principal amount shall be paid in 12 equal monthly installments, with the initial payment due on the Commencement Date.   The notes were convertible into shares of the Company’s common stock, at a price per share equal to $0.55, subject to adjustment in the event of mergers, recapitalizations, dividends and distributions applicable to shareholders generally and are further subject to full-ratchet anti-dilution protection.  In October 2011, the conversion price of the senior convertible promissory notes had been adjusted to $0.40 per share as a result of certain anti-dilution provisions contained therein due to the sale of common stock at $0.40 per share.

Payments on notes payable			(1,866,722)	(1,539,771)		(3,406,493)	(298,935)	(4,076,722)															1,039,771
Notes Assigned											4,000,000						2,400,000		1,600,000
Notes retained														2,368,183	592,046
Interest Rate																			9.00%
Conversion Price														$ 0.40	$ 0.40		$ 0.40	$ 0.35	$ 0.40		$ 0.35
Shares issued in Note Modification Agreement											2,000,000			1,600,000	400,000
Warrants issued in Note Modification agreement											5,180,400			4,144,320	1,036,080
Warrant Exercise Price									$ 0.35		$ 0.40			$ 0.40	$ 0.40	$ 0.35		$ 0.35		$ 0.35	$ 0.35	$ 0.35
Fair Value of Shares issued in Note Modification Agreement, per share											$ 0.489
Fair Value of Shares issued in Note Modification Agreement, value											978,000
Fair value of Warrants issued in Note Modification Agreement, per warrant											$ 0.394
Fair value of Warrants issued in Note Modification Agreement, value											2,044,186
Fair Value Notes Modification, share price											$ 0.489
Fair Value Notes modification, expected volatility											110.00%
Fair Value Notes modification, expected term											5 years
Fair Value Notes modification, risk-free interest rate											0.88%
Interest Expense										3,022,186										168,163
Senior convertible promissory notes, net									2,960,229				1,066,445							2,967,729
Notes converted to shares, value									262,500							2,400,000		1,600,000		3,256,252	1,892,014	1,100,000
Notes converted to shares, shares									750,000									4,612,571			5,405,754
Gain Loss on Extinguishment of Debt				(4,769,776)		(4,769,776)			51,563							787,319		524,878		294,285	615,138	357,635
Notes converted to shares, value allocated to assignees																				2,992,014
Notes converted to shares, value waived																				264,238
Extinguishment of Debt, realized due to conversion price reduction																475,671		317,114		529,911
Additional Shares issued in conversion																		954,325			1,118,432
Share Price																$ 1.00		$ 0.55			$ 0.55
Series D Preferred Stock stated value																$ 1.00						$ 1.00
Notes converted to shares, Series D Preferred Stock Issued																2,421,600						1,100,000
Additional Series D Preferred Stock Issued																501,021						227,586
Preferred stock deemed dividend			3,284,396	1,616,777		4,901,173		3,284,396								286,298						130,049
Accrued Interest converted to shares, value																21,600		14,400
Less: debt discount													(6,933,333)
Accrued Interest												$ 0	$ 45,999